Fair Value Measurements - Fair Value Hierarchy (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial assets:
Current derivative assets	$ 4,480
Non-current derivative assets	11,019	$ 1,015
Financial liabilities:
Current derivative liabilities	624	6,754
Non-current derivative liabilities		4,260
Vessels	1,558,650	1,598,106	$ 1,708,786
Carrying Amount [Member]
Financial assets:
Cash and cash equivalents	88,474	62,293
Financial liabilities:
Long-term debt, current and non-current	988,458	974,596
Fair Value [Member]
Financial assets:
Cash and cash equivalents	88,474	62,293
Financial liabilities:
Long-term debt, current and non-current	988,458	974,596
Foreign Exchange Forward Contracts [Member] | Carrying Amount [Member]
Financial liabilities:
Current derivative liabilities	414
Non-current derivative liabilities	414
Foreign Exchange Forward Contracts [Member] | Fair Value [Member]
Financial liabilities:
Current derivative liabilities	414
Interest Rate Swap Contracts [Member] | Carrying Amount [Member]
Financial assets:
Current derivative assets	4,480
Non-current derivative assets	11,019	1,015
Financial liabilities:
Current derivative liabilities	210	6,754
Non-current derivative liabilities		4,260
Interest Rate Swap Contracts [Member] | Fair Value [Member]
Financial assets:
Current derivative assets	4,480
Non-current derivative assets	11,019	1,015
Financial liabilities:
Current derivative liabilities	210	6,754
Non-current derivative liabilities		4,260
Quoted Price in Active Markets for Identical Assets (Level 1) [Member] | Fair Value [Member]
Financial assets:
Cash and cash equivalents	88,474	62,293
Significant Other Observable Inputs (Level 2) [Member] | Fair Value [Member]
Financial liabilities:
Long-term debt, current and non-current	988,458	974,596
Significant Other Observable Inputs (Level 2) [Member] | Foreign Exchange Forward Contracts [Member] | Fair Value [Member]
Financial liabilities:
Non-current derivative liabilities	414
Significant Other Observable Inputs (Level 2) [Member] | Interest Rate Swap Contracts [Member] | Fair Value [Member]
Financial assets:
Current derivative assets	4,480
Non-current derivative assets	11,019	1,015
Financial liabilities:
Current derivative liabilities	$ 210	6,754
Non-current derivative liabilities		$ 4,260